Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other paid-in equity	Translation And pension adjustments	Cash flow hedge	Retained losses	Non-controlling interests
Balance at Dec. 31, 2024	$ (218,977)	$ 4,479	$ 5,008,513	$ (124,109)	$ 213,329	$ 3,689	$ (39,797)	$ (5,288,833)	$ 3,752
Net loss	(105,452)							(105,473)	21
Other comprehensive income (loss)	39,052					623	38,428		1
Total comprehensive income	(66,400)					623	38,428	(105,473)	22
Issuance of ordinary shares from equity plans	5,457	4	5,453
Stock based compensation	14,208				14,208
Income tax impact due to stock based compensation	(895)				(895)
Other	(867)							(95)	(772)
Balance at Mar. 31, 2025	(267,474)	4,483	5,013,966	(124,109)	226,642	4,312	(1,369)	(5,394,401)	3,002
Balance at Dec. 31, 2025	1,121,342	4,509	5,030,762	(124,109)	311,222	(4,540)	40,615	(4,164,681)	27,564
Net loss	(54,237)							(54,380)	143
Other comprehensive income (loss)	(24,272)					(5,318)	(18,954)
Total comprehensive income	(78,509)					(5,318)	(18,954)	(54,380)	143
Issuance of ordinary shares from equity plans	5,115	5	5,112		(2)
Stock based compensation	18,536				18,536
Income tax impact due to stock based compensation	850				850
Other	(559)							(61)	(498)
Balance at Mar. 31, 2026	$ 1,066,775	$ 4,514	$ 5,035,874	$ (124,109)	$ 330,606	$ (9,858)	$ 21,661	$ (4,219,122)	$ 27,209